Filed Pursuant to Rule 497(e)
1933 Act File No. 333-114371
1940 Act File No. 811-21556

Perritt Funds, Inc.
Perritt Emerging Opportunities Fund

May 3, 2006

Supplement to the Statement of Additional Information
dated February 28, 2006

Appointment of Vice President and Treasurer

Effective March 23, 2006, Mr. Samuel J. Schulz, 64, was appointed Vice President and Treasurer of the Fund. Mr. Schulz replaces Michael J. Corbett, who had served as the Fund’s Treasurer since 1999. Mr. Corbett will continue to serve as the Fund’s President. The following information supplements the Fund’s Statement of Additional Information dated February 28, 2006:

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Samuel J. Schulz	Vice President	One-year term	Chief Financial Officer of Perritt Capital Management, Inc. since
Age: 64	and Treasurer		January 2005. From January 2004 to January 2005, Mr. Schulz was
Address:		Newly	a securities analyst for Perritt Capital Management. Prior to January
c/o Perritt Funds, Inc.		appointed	2004, Mr. Schulz was retired.
Suite 2880		(March 2006)
300 South Wacker Drive
Chicago, IL 60606

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The date of this Supplement is May 3, 2006.

Please retain this Supplement for future reference.